Income tax - Summary of Reconciliation of Deferred Tax Assets/(Liabilities) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Reconciliation of deferred tax assets/(liabilities), net:
Net deferred tax (liabilities)/assets	€ 4,523	€ (1,624)
Net additions from business combinations	(9,672)	(6,617)
Recognized within income tax expense	19,954	12,771
Foreign currency translation adjustment	55	(7)
Net deferred tax (liabilities)/assets	14,860	4,523
The deferred tax assets and liabilities relate to the following items:
Deferred tax assets	24,108	13,734	€ 30,859
Deferred tax liabilities	(9,248)	(9,211)	€ (8,666)
Taxes arising on acquired intangible assets [Member]
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	(10,740)	(9,202)
Intangible assets [Member]
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	10	32
Trade and other payables [Member]
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	6,417	1,820
Tax loss carried forward [Member]
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	20,416	194
Corporate tax rebate [Member]
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset		11,533
Other assets and prepayments [Member]
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	€ (1,244)	€ 146